Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000069425
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree Europe Hedged Equity Fund $19,816
C000151994
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree Europe Hedged SmallCap Equity Fund
C000248668
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree India Hedged Equity Fund $10,315
C000135785
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree International Hedged Quality Dividend Growth Fund
C000033618
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree Japan Hedged Equity Fund
C000127778
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree Japan Hedged SmallCap Equity Fund
MSCI EMU Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EMU Local Currency Index
Average Annual Return, Percent		6.79%	14.59%	5.82%
MSCI EMU Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EMU Local Currency Index
Average Annual Return, Percent		6.79%	14.59%	5.82%
MSCI India Index (Local)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI India Index (Local)
Average Annual Return, Percent	2.80%
MSCI EAFE Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Local Currency Index
Average Annual Return, Percent		4.13%	13.26%	6.34%
MSCI Japan Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Local Currency Index
Average Annual Return, Percent		(3.27%)	16.13%	7.60%
MSCI Japan Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Local Currency Index
Average Annual Return, Percent		(3.27%)	16.13%	7.60%
WisdomTree Europe Hedged Equity Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.32%	16.42%	7.49%
MSCI EMU Small Cap Local Currency Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.34%	12.68%	6.23%
WisdomTree Europe Hedged SmallCap Equity Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.51%	16.88%	8.55%
WisdomTree India Hedged Equity Net Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.54%
WisdomTree International Hedged Quality Dividend Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.39%)	12.52%	8.70%
WisdomTree Japan Hedged Equity Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.78%	25.05%	11.10%
MSCI Japan Small Cap Local Currency Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.88%	14.29%	7.67%
WisdomTree Japan Hedged SmallCap Equity Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.66%	19.82%	11.12%